Other assets - Other Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT GmbH, current		€ 288.5	€ 265.8
Prepaid expenses		374.3	278.7
Derivative financial instruments		52.2	39.0
VAT receivable		136.7	125.6
Other assets		148.8	92.6
Other current assets	[1]	1,000.5	801.7
Advance payments to Carl Zeiss SMT GmbH		694.3	668.0
Loan to Carl Zeiss SMT GmbH		124.4	0.0
Prepaid expenses		41.0	55.2
Derivative financial instruments		47.3	123.8
Compensation plan assets		81.4	67.0
Non-current accounts receivable		8.0	22.6
Other assets		15.0	14.9
Other non-current assets	[2]	€ 1,011.4	€ 951.5

[1]	Other assets - current includes amounts with related parties of €288.5 million and €265.8 million at December 31, 2021 and 2020, respectively.
[2]	Other assets - non-current includes amounts with related parties of €818.7 million and €668.0 million at December 31, 2021 and 2020, respectively.